Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation

22. Stock-based compensation

The stock-based compensation plans of the Bank are as follows.

Employees Stock Option Scheme:

The shareholders of the Bank approved in January 2000 Plan “A”, in June 2003 Plan “B”, in June 2005 Plan “C”, in June 2007 Plan “D” and in June 2010 Plan “E” of the Employees’ Stock Option Scheme (the “Plan”). Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share. The Bank reserved 50.0 million equity shares, with an aggregate nominal value of Rs.100.0 million, for issuance under each Plan “A”, “B” and “C”. Under Plan “D” the Bank reserved 75.0 million equity shares with an aggregate nominal value of Rs.150.0 million and under Plan “E” the Bank reserved 100.0 million equity shares with an aggregate nominal value of Rs. 200.0 million. Under the terms of each of these Plans, the Bank may issue stock options to employees and directors of the Bank, each of which is convertible into one equity share.

Plan A provides for the issuance of options at the recommendation of the Compensation Committee of the Board (the “Compensation Committee”) at an average of the daily closing prices on the Mumbai Stock Exchange during the 60 days preceding the date of grant of options, which was the minimum prescribed option price under regulations then issued by the Securities and Exchange Board of India (“SEBI”).

Plan B, Plan C, Plan D and Plan E provide for the issuance of options at the recommendation of the Compensation Committee at the closing price on the working day immediately preceding the date when options are granted on an Indian stock exchange. For Plan B the price is that quoted on an Indian stock exchange with the highest trading volume during the preceding two weeks, while for Plan C, Plan D and Plan E the price is that quoted on an Indian stock exchange with the highest trading volume as of the working day preceding the date of grant.

Such options vest at the discretion of the Compensation Committee, generally between 1-3 years. These options are exercisable for a period following vesting at the discretion of the Compensation Committee, subject to a maximum of five years, as set forth at the time of the grant. Modifications, if any, made to the terms and conditions of these Plans as approved by the Compensation Committee are disclosed separately.

On July 6, 2011 and January 18, 2012, the Compensation Committee of the Board approved the grant of a total of 243,750 options (Scheme XVII) and a total of 35,359,500 options (Scheme XVIII) to the employees of the Bank, respectively.

Modification of employee stock option schemes

Effective April 1, 2007, the Indian government enacted a Fringe Benefit Tax (“FBT”) on equity compensation. On August 19, 2009, the Indian government abolished the FBT effective April 1, 2009. The FBT was calculated based on the difference between the fair market value as of the vesting date and the exercise price of the equity compensation awards granted to employees. The Bank recovered FBT from its employees, and such recovery was treated as an additional exercise price and was recorded as additional paid-in capital in the consolidated balance sheet. Because the abolition of the FBT resulted in a change in the exercise price of equity-compensation awards granted to its employees, the abolition has therefore been considered as a modification in the terms of grant of ESOPs. Accordingly, all outstanding ESOPs have been fair valued as of August 19, 2009 to determine additional compensation cost, if any. The additional cost charged as on March 31, 2011 and March 31, 2012 on account of this modification aggregated to Rs. 20.9 million and Nil, respectively.

Assumptions used

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2010	2011	2012
Dividend yield	0.59%-0.69%	0.55%	0.65%-0.70%
Expected volatility	44.68%-49.86%	30.00%	29.35%
Risk-free interest rate	7.32%-7.71%	7.53%-7.62%	8.04%-8.22%
Expected lives	1-4 years	1-4.3 years	1-5.2 years

Activity and other details

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2010	2011	2012
Options available to be granted, beginning of period*	57,124,500	22,812,500	91,642,000
Equity shares allocated for grant under the plan	0	100,000,000	0
Options granted	(36,341,250)	(32,967,500)	(35,603,250)
Forfeited/lapsed*	2,029,250	1,797,000	1,077,250

Options available to be granted, end of period	22,812,500	91,642,000	57,116,000

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2010			2011			2012
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of period	90,977,575	Rs.	195.51	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27
Granted	36,341,250		302.41	32,967,500		440.16	35,603,250		468.67
Exercised	(30,794,715)		180.54	(37,412,060)		221.36	(20,559,850)		257.91
Forfeited	(1,748,025)		254.94	(1,492,250)		328.39	(879,000)		439.76
Lapsed	(2,428,815)		191.97	(485,845)		198.05	(216,275)		199.60

Options outstanding, end of period	92,347,270	Rs.	241.54	85,924,615	Rs.	325.27	99,872,740	Rs.	389.52

Options exercisable, end of period	53,639,770	Rs.	202.11	53,132,115	Rs.	254.36	56,415,090	Rs.	332.53

Weighted average fair value of options granted during the year		Rs.	117.24		Rs.	140.74		Rs.	163.43

The following summarizes information about stock options outstanding as of March 31, 2012:

		As of March 31, 2012
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life Years	Weighted Average Exercise Price
Plan B	Rs. 71.72 to Rs. 219.74 (or US$ 1.41 to US$ 4.32)	1,950,300	1.16	Rs.	207.68
Plan C	Rs. 126.12 to Rs. 219.74 (or US$ 2.48 to US$ 4.32)	3,421,500	0.93		191.41
Plan D	Rs. 219.74 to Rs. 340.96 (or US$ 4.32 to US$ 6.70)	26,489,250	2.12		276.03
Plan E	Rs. 440.16 to Rs. 508.23 (or US$ 8.65 to US$ 9.99)	66,270,250	4.55		455.47
Key ESOP	Rs. 23.20 (or US$ 0.46)	33,595	1.04		23.20
General ESOP	Rs. 88.45 to Rs. 251.72 (or US$ 1.74 to US$ 4.95)	1,707,845	1.88	Rs.	202.65

The intrinsic value of options exercised during the year ended March 31, 2010, 2011 and 2012 was Rs. 798.7 million, Rs. 195.4 million and Rs. 107.2 million, respectively. The aggregate intrinsic value of options outstanding and options exercisable as at March 31, 2012 was Rs. 654.3 million (previous year Rs. 284.5 million) and Rs. 177.1 million (previous year Rs. 284.5 million), respectively. Total stock compensation cost (including on modification) recognized under these plans was Rs. 3,580.6 million, Rs. 3,407.7 million and Rs.3,887.7 million during the years ended March 31, 2010, March 31, 2011 and March 31, 2012, respectively. The total compensation cost recognized as on March 31, 2012 included Nil (previous year Rs. 20.9 million), on account of the additional cost of options due to a modification in the terms of issue of certain options in August 2009. As of March 31, 2012, there were 43,457,650 (previous year 32,792,500) unvested options with weighted average exercise price of Rs. 463.5 (previous year Rs.440.2 ) and aggregate intrinsic value of Rs. 477.2 (previous year Nil). As at March 31, 2012, the total estimated compensation cost to be recognized in future periods was Rs.4,917.1 million (previous year Rs. 3,327.8 million). This is expected to be recognized over a weighted average period of 0.9 years.